ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
At beginning of year	¥ 256,605,518	¥ 264,656,904	¥ 376,574,061
Addition	166,432,303	149,029,546	147,474,390
Reversal	(104,840,304)	(157,080,932)	(259,391,547)
At end of year	¥ 318,197,517	¥ 256,605,518	¥ 264,656,904